Defined benefit plans (Detail 4.3) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Net defined benefit asset / (liability)	$ 220	$ (105)
Swiss defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans	29,977	15,748
Defined benefit obligation from unfunded plans	0	0
Plan assets	35,135	19,333
Surplus / (deficit)	5,158	3,585
Net defined benefit asset / (liability)	17	0
Other plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Net defined benefit asset / (liability)	$ 203	$ (105)